Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $55 (2018 - $55))	$ 210	$ 142
Value added tax	254	49
Other receivables	194	103
Trade and other receivables	$ 658	$ 294